Average Annual Total Returns - LVIP Delaware Value Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 1000® Value Index 1 year		Russell 1000® Value Index 5 years		Russell 1000® Value Index 10 years
Total	0.41%	8.86%	11.30%	0.13%	8.56%	11.00%	2.80%	[1]	9.74%	[1]	10.50%	[1]

[1]	Index Returns are based on July 28, 1988 inception date of the Predecessor Fund.